TAXATION - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets
Tax losses carry forward	¥ 114,176	$ 16,327	¥ 111,923
Deferred revenue and customer advances	26,178	3,743	33,902
Intangible assets acquired under common control	11,725	1,677	13,161
Lease liabilities	2,843	407	3,631
Others	3,253	465	3,188
Less: valuation allowance	(155,332)	(22,212)	(162,218)
Total deferred tax assets	2,843	407	3,587
Deferred tax liabilities
ROU assets	(2,843)	(407)	(3,587)
Total deferred tax liabilities	(2,843)	(407)	(3,587)
Presentation in the consolidated balance sheets
Net deferred tax assets, net	0	0	¥ 0
Operating losses carryforwards	¥ 470,612	$ 67,297